ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Other current assets	$ 9,788	$ 6,627
TOTAL ASSETS	343,867	361,468
Current liabilities:
Accounts payable	72,895	63,577
Accrued expenses and other liabilities	10,999	11,276
Total liabilities	104,432	91,410
Equity
Ordinary Shares($0.001 par value; 900,000,000 shares authorized in 2011 and 2012; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2011 and 2012, respectively; 125,247,597 shares and 122,112,485 shares outstanding as of December 31, 2011 and 2012, respectively)	128	128
Additional paid-in capital	278,652	275,150
Treasury stock (2,414,460 and 5,549,572 shares as of December 31, 2011 and 2012, respectively)	(7,035)	(3,775)
Accumulated deficits	(72,961)	(38,138)
Accumulated other comprehensive income	32,948	30,734
Total equity	239,435	270,058	276,716	266,279
TOTAL LIABILITIES AND EQUITY	343,867	361,468
AirMedia Group Inc. [Member]
Current assets:
Cash and cash equivalents	196	2,391
Investments in subsidiaries	60,514	86,887
Due from subsidiaries	181,204	183,701
Other current assets	778	181
TOTAL ASSETS	242,692	273,160
Current liabilities:
Accounts payable		40
Amount due to subsidiaries	421	156
Accrued expenses and other liabilities	395	816
Total liabilities	816	1,012
Equity
Ordinary Shares($0.001 par value; 900,000,000 shares authorized in 2011 and 2012; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2011 and 2012, respectively; 125,247,597 shares and 122,112,485 shares outstanding as of December 31, 2011 and 2012, respectively)	128	128
Additional paid-in capital	278,652	275,150
Treasury stock (2,414,460 and 5,549,572 shares as of December 31, 2011 and 2012, respectively)	(7,035)	(3,775)
Accumulated deficits	(62,817)	(30,089)
Accumulated other comprehensive income	32,948	30,734
Total equity	241,876	272,148	275,668	263,042
TOTAL LIABILITIES AND EQUITY	$ 242,692	$ 273,160